Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments, mandatorily measured at fair value	€ 9,822	€ 9,782
Equity instruments, mandatorily measured at fair value	599	407
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	419	358
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 10,841	€ 10,546